Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) [Line Items]
Amortization expense	$ 364,692	$ 97,797	$ 742,571	$ 144,533
Weighted average estimated useful life			8 years 2 months 12 days
Asien’s [Member] | Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets			$ 1,009,000
Kyle’s [Member] | Trade Names [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets			3,021,000
Wolo [Member] | Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets			1,848,000
High Mountain and Innovative Cabinets [Member] | Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets			$ 6,453,000